STAFF RETIREMENT PLANS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Staff Retirement Plans
Contribution to staff retirement plans	$ 522,049	¥ 3,755,255	$ 264,970	¥ 1,878,534	$ 181,481	¥ 1,225,323